Capital Stock and Changes in Capital Accounts, Series B Preferred Stock (Details)	12 Months Ended
	Dec. 31, 2023 Vote $ / shares shares	Dec. 31, 2022 $ / shares shares	Nov. 29, 2021 $ / shares
Preferred Stock [Abstract]
Preferred stock, shares outstanding (in shares) | shares	520,459	519,172
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01	$ 0.01
Series B Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, shares outstanding (in shares) | shares	500,000	500,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Number of votes per share | Vote	2,000
Maximum percentage of preferred stock voting rights	34.00%
Maximum percentage of voting rights related to preferred stock holders and affiliates	49.00%